UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT MONEY MARKET FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal                                                                        Interest
        Amount    Security                                                                Rate+         Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL INVESTMENTS--99.2%
                  Alabama--3.8%
         $500M    Mobile Industrial Dev. Board Facs. Rev. Bonds, VR
                     (CO; Kimberly-Clark Corp.)                                           4.00%      $500,000
-------------------------------------------------------------------------------------------------------------
                  Alaska--3.8%
          500M    Valdez Marine Terminal Rev. Bonds, VR
                     (CO; ExxonMobil Corp.)                                               3.93        500,000
-------------------------------------------------------------------------------------------------------------
                  Arizona--6.1%
          300M    Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR
                      (Fannie Mae Liquidity Fac.)                                         3.88        300,000
          500M    Yuma Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR
                      (Fannie Mae Liquidity Fac.)                                         3.86        500,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
-------------------------------------------------------------------------------------------------------------
                  Florida--16.4%
          245M    Charlotte County Cap. Impt. Rev. Bonds, 10/1/2007 (MBIA Ins.)           3.65        245,000
          500M    City of Cape Coral CP, 1/10/2008
                     (LOC; Bank of America)                                               3.72        500,000
          300M    Florida Housing Fin. Corp. Multi-Family Hsg. Rev. Bonds, VR
                     (Freddie Mac Liquidity Fac.)                                         3.86        300,000
          250M    Jacksonville Transportation Rev. Bonds, 10/1/2007
                     (MBIA Ins.)                                                          3.80        250,000
          530M    Orange Cnty. Indl. Dev. Auth. Rev. Bonds, VR
                     (LOC; SunTrust Bank)                                                 3.87        530,000
          310M    Tallahassee Cap. Refunding Bonds, 11/15/2007
                     (U.S. Govt. Securities)                                              3.70        311,004
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,136,004
-------------------------------------------------------------------------------------------------------------
                  Georgia--6.5%
          350M    Atlanta Tax Allocation Westside Proj. Series "A", VR
                     (LOC; Wachovia Bank)                                                 3.86        350,000
          300M    Roswell Hsg. Auth. Multi-Family Rev. Bonds, VR
                     (Fannie Mae Liquidity Fac.)                                          3.86        300,000
          200M    Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR
                     (LOC; Wachovia Bank)                                                 3.87        200,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      850,000
-------------------------------------------------------------------------------------------------------------
                  Illinois--12.9%
          500M    Chicago Water Revenue Bonds, 11/1/2007 (AMBAC Ins.)                     3.60        500,579
          260M    Du Page Cnty. Sch. Dist. #12 GO Bonds, 1/1/2008
                     (FSA Ins.)                                                           3.71        260,610
          700M    Illinois Health Facs. Auth. Rev. Bonds, VR
                      (LOC; Northern Trust Co.)                                           3.78        700,000
          225M    Illinois State GO Bonds, 12/1/2007 (MBIA Ins.)                          3.55        225,718
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,686,907
-------------------------------------------------------------------------------------------------------------
                  Indiana--3.1%
          400M    Indiana Health & Edl. Fac. Fin. Auth. Rev. Bonds, VR
                     (LOC; Fifth Third Bank)                                              3.88        400,000
-------------------------------------------------------------------------------------------------------------
                  Kentucky--6.1%
          500M    Fort Mitchell League of Cities Lease Rev. Bonds, VR
                     (LOC; U.S. Bank, NA)                                                 3.90        500,000
          300M    Newport League of Cities Lease Rev. Bonds, VR
                     (LOC; U.S. Bank, NA)                                                 3.90        300,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
-------------------------------------------------------------------------------------------------------------
                  New Jersey--7.7%
          300M    Burlington Cnty. Gen. Improvement Series "A" GO Bonds,
                     10/1/2007 (AMBAC Ins.)                                               3.70        300,000
          700M    New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR
                     (LOC; JPMorgan Chase & Co.)                                          3.83        700,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,000,000
-------------------------------------------------------------------------------------------------------------
                  Ohio--6.7%
          500M    Lucas County Facs. Improvement Rev. Bonds, VR
                     (LOC; Fifth Third Bank)                                              3.88        500,000
          368M    Warren County Health Care Facs. Rev. Bonds, VR
                     (LOC; Fifth Third Bank)                                              3.86        368,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      868,000
-------------------------------------------------------------------------------------------------------------
                  Pennsylvania--2.3%
          300M    Delaware Cnty. Ind. Dev. Auth. Airport Facs. Rev. Bonds, VR
                     (CO; United Parcel Service, Inc.)                                    4.11        300,000
-------------------------------------------------------------------------------------------------------------
                  Rhode Island--4.6%
          600M    Rhode Island State Hlth. & Edl. Building Corp. Rev. Bonds, VR
                        (LOC; Bank of New York)                                           3.78        600,000
-------------------------------------------------------------------------------------------------------------
                  South Carolina--3.2%
          415M    Dorchester County Wtrwks. & Swr. Sys. Rev. Bonds, 10/1/2007
                    (MBIA Ins.)                                                           3.55        415,000
-------------------------------------------------------------------------------------------------------------
                  Texas--6.0%
          285M    Tarrant County Housing Rev. Bonds, VR
                     (Fannie Mae Collateral Agreement)                                    3.88        285,000
          500M    Tarrant Regional Water Dist. Rev. Bonds, 3/1/2008
                     (FSA Ins.)                                                           3.80        500,345
-------------------------------------------------------------------------------------------------------------
                                                                                                      785,345
-------------------------------------------------------------------------------------------------------------
                  Virginia--5.4%
          400M    Alexandria Industrial Dev. Auth. Rev. Bonds, VR
                    (LOC; Bank of America)                                                3.87        400,000
          300M    Portsmouth GO Bonds, 7/1/2008 (FSA Ins.)                                3.70        302,846
-------------------------------------------------------------------------------------------------------------
                                                                                                      702,846
-------------------------------------------------------------------------------------------------------------
                  Wyoming--4.6%
           600M   Lincoln County Pollution Control Rev. Bonds, VR
                     (CO; ExxonMobil Corp.)                                               4.11        600,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $12,944,102)++                                 99.2%    12,944,102
Other Assets, Less Liabilities                                                              .8        109,912
-------------------------------------------------------------------------------------------------------------
 Net Assets                                                                              100.0%   $13,054,014
=============================================================================================================


 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at September 30, 2007. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

++ Aggregate cost for federal income tax purposes is the same.


Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.3%
                  Alabama--2.6%
       $5,835M    Alabama Water Pollution Control Auth. 6% 8/15/2014                               $6,087,480
        6,665M    Baldwin County Board of Ed. Rev. GO 5% 7/1/2030                                   6,935,798
        3,660M    Huntsville Pub. Bldg. Auth. Rev. (Justice & Safety) 5% 10/1/2027                  3,771,593
        1,000M    Mobile Ref. & Imp. Wts. GO 5% 2/15/2014                                           1,074,270
        1,000M    Montgomery Cnty. Pub. Bldg. Rev. Wts. 5% 3/1/2013                                 1,067,230
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,936,371
-------------------------------------------------------------------------------------------------------------
                  Arizona--2.4%
        5,000M    Arizona Board Regents COP 5% 6/1/2022                                             5,269,050
        7,130M    Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                             7,683,003
                  Pima County Unified School District #1 (Tucson) General Obligations:
        2,150M       5% 7/1/2025                                                                    2,261,650
        2,250M       5% 7/1/2026                                                                    2,361,353
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,575,056
-------------------------------------------------------------------------------------------------------------
                  California--5.5%
        2,000M    Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                   2,151,660
                  Dublin Unified School Dist. GO Series "A":
        2,400M       5% 8/1/2027                                                                    2,486,904
        2,600M       5% 8/1/2028                                                                    2,684,656
        2,500M    Los Angeles Cnty. Pub. Wks. (Calabasas Landfill) 5% 6/1/2020                      2,605,225
       10,000M    Los Angeles Unified School District GO 4 3/4% 7/1/2027                           10,192,900
       10,000M    San Francisco City & Cnty. COP 4 3/4% 9/1/2033                                   10,046,400
       10,000M    San Jacinto Unified School District GO 5 1/4% 8/1/2032                           10,611,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   40,778,745
-------------------------------------------------------------------------------------------------------------
                  Colorado--.4%
        2,885M    Colorado State Board of Governors Univ. Rev. 5 1/4% 3/1/2024                      3,095,172
-------------------------------------------------------------------------------------------------------------
                  Connecticut--2.6%
        9,000M    Connecticut State GO Series "C" 5% 4/1/2023                                       9,421,200
        9,000M    Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                     6 1/8%  9/1/2012                                                               9,736,560
-------------------------------------------------------------------------------------------------------------
                                                                                                   19,157,760
-------------------------------------------------------------------------------------------------------------
                  District of Columbia--.8%
        5,000M    District of Columbia GO Series "B" 6% 6/1/2021                                    5,899,400
-------------------------------------------------------------------------------------------------------------
                  Florida--2.2%
        1,200M    DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                           1,273,728
        1,000M    Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026                    1,066,010
        1,000M    Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                         1,135,000
        1,000M    Florida Municipal Loan Council Rev. 5 3/8% 11/1/2025                              1,048,560
        1,000M    Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                          1,072,440
        1,000M    Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                    1,040,170
        1,000M    Lakeland Electric & Water Rev. 6.05% 10/1/2014                                    1,141,010
        1,000M    Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                       1,046,590
        1,000M    Miami Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                         1,071,460
                  Osceola County Tourist Development Tax Revenue:
        1,000M       5 1/2% 10/1/2017                                                               1,076,670
        1,000M       5 1/2% 10/1/2018                                                               1,074,320
        1,000M    Palm Bay Utility Rev. 5 1/4% 10/1/2018                                            1,062,130
        1,000M    Plant City Utility System Rev. 6% 10/1/2015                                       1,106,250
        1,000M    Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020                        1,136,820
        1,075M    West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                1,180,694
-------------------------------------------------------------------------------------------------------------
                                                                                                   16,531,852
-------------------------------------------------------------------------------------------------------------
                  Georgia--13.1%
       15,000M    Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                 15,780,000
        9,040M    Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019                      10,125,793
       10,000M    Augusta Water & Sewer Rev. 6.796% 10/1/2039 (when-issued)                        11,050,800
        2,540M    Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         2,708,300
                  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
       20,250M       6 1/4% 7/1/2011                                                               21,701,723
       27,000M       6% 7/1/2013                                                                   29,764,800
        5,000M       4 1/2% 7/1/2032                                                                4,868,600
-------------------------------------------------------------------------------------------------------------
                                                                                                   96,000,016
-------------------------------------------------------------------------------------------------------------
                  Hawaii--1.7%
                  Hawaii State General Obligations:
        5,500M       6% 10/1/2009                                                                   5,759,434
        6,000M       6% 10/1/2010                                                                   6,410,580
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,170,014
-------------------------------------------------------------------------------------------------------------
                  Illinois--13.9%
                  Chicago Board of Education Lease Certificates of Participation Series "A":
        5,000M       6% 1/1/2016                                                                    5,756,700
       36,200M       6% 1/1/2020                                                                   41,644,117
                  Illinois Development Fin. Auth. Revenue (Rockford School #205):
        5,000M       6.6% 2/1/2010                                                                  5,337,500
        3,000M       6.65% 2/1/2011                                                                 3,286,320
                  Illinois State First Series General Obligations:
        5,250M       6 1/8% 1/1/2010*                                                               5,542,320
        4,500M       5 1/2% 2/1/2016                                                                4,804,245
        8,000M       5 1/2% 5/1/2017                                                                8,450,720
       12,000M       5 1/2% 5/1/2018                                                               12,667,800
        9,050M    Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026                          9,462,952
        4,000M    Regional Transportation Auth. 7 3/4% 6/1/2019                                     5,132,120
-------------------------------------------------------------------------------------------------------------
                                                                                                  102,084,794
-------------------------------------------------------------------------------------------------------------
                  Indiana--.1%
        1,000M    New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*                        1,094,560
-------------------------------------------------------------------------------------------------------------
                  Louisiana--2.2%
       10,000M    Ernest N. Morial (New Orleans LA Exhibit Hall) Auth. Spl. Tax
                      5% 7/15/2013*                                                                10,713,700
       10,250M    Regional Trans. Auth. Zero Coupon 12/1/2021                                       5,204,233
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,917,933
-------------------------------------------------------------------------------------------------------------
                  Massachusetts--4.3%
       10,025M    Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                       10,606,550
       20,220M    Massachusetts State GO 6% 8/1/2009                                               21,113,724
-------------------------------------------------------------------------------------------------------------
                                                                                                   31,720,274
-------------------------------------------------------------------------------------------------------------
                  Michigan--4.5%
        1,100M    Allendale Pub. School District GO 5% 5/1/2014                                     1,183,446
        1,030M    Coopersville Area Pub. Schs. GO 5% 5/1/2014                                       1,108,136
        1,130M    Michigan Muni. Bond Auth. Rev. 5% 5/1/2019                                        1,172,974
       10,000M    Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012                10,791,300
       10,000M    Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024                          10,762,200
        4,500M    Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                 5,779,305
        1,000M    Mount Clemens Cmnty. School District GO 5% 5/1/2014                               1,075,860
        1,000M    River Rouge School District GO 5% 5/1/2019                                        1,041,780
-------------------------------------------------------------------------------------------------------------
                                                                                                   32,915,001
-------------------------------------------------------------------------------------------------------------
                  Minnesota--.8%
        5,770M    Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C"
                     5 1/2% 1/1/2011*                                                               6,111,584
-------------------------------------------------------------------------------------------------------------
                  Missouri--2.5%
                  Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
        6,840M       6 3/4% 5/15/2010                                                               7,383,780
       10,175M       6 3/4% 5/15/2011                                                              11,263,216
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,646,996
-------------------------------------------------------------------------------------------------------------
                  Nevada--1.6%
        5,000M    Clark County Nevada Bond Bank GO 5 1/2% 6/1/2011*                                 5,331,700
        6,000M    Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*                   6,286,800
-------------------------------------------------------------------------------------------------------------
                                                                                                   11,618,500
-------------------------------------------------------------------------------------------------------------
                  New Mexico--1.4%
       10,000M    New Mexico Fin. Auth. State Trans. Rev. Series "A"
                     5 1/4% 6/15/2021                                                              10,667,200
-------------------------------------------------------------------------------------------------------------
                  New York--8.7%
        2,250M    New York City GO Series "G" 5 5/8% 8/1/2020                                       2,423,273
       22,250M    New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                       26,414,088
                  New York State Dorm. Auth. Revenue:
       10,000M       New York University 5 3/4% 7/1/2027                                           11,734,900
        5,000M       State University 5 7/8% 5/15/2017                                              5,798,400
        5,185M    New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                            5,246,027
        5,000M    Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                     5 3/4% 10/15/2013                                                              5,248,350
        6,500M    Triborough Bridge & Tunnel Auth. 5.999% 11/15/2028                                6,970,080
-------------------------------------------------------------------------------------------------------------
                                                                                                   63,835,118
-------------------------------------------------------------------------------------------------------------
                  North Carolina--3.2%
        3,030M    Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                 3,205,861
                  North Carolina Municipal Pwr. Agy. (Catawba Elec.):
       10,110M       6% 1/1/2010                                                                   10,630,261
        8,945M       6% 1/1/2011                                                                    9,593,423
-------------------------------------------------------------------------------------------------------------
                                                                                                   23,429,545
-------------------------------------------------------------------------------------------------------------
                  North Dakota--1.6%
       10,500M    Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                     7.2% 6/30/2013                                                                11,722,620
-------------------------------------------------------------------------------------------------------------
                  Ohio--1.2%
        6,000M    Jefferson County Jail Construction GO 5 3/4% 12/1/2019                            6,946,500
        2,000M    Lakewood City School Dist. GO 5% 12/1/2018                                        2,109,280
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,055,780
-------------------------------------------------------------------------------------------------------------
                  Oklahoma--.8%
                  Oklahoma State Ind. Dev. Auth. (Integris Hlth. Sys.):
        2,330M       6% 8/15/2009*                                                                  2,456,962
        3,210M       6% 8/15/2017                                                                   3,373,582
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,830,544
-------------------------------------------------------------------------------------------------------------
                  Oregon--.8%
                  Portland Urban Renewal & Redev. South Park Blocks Series "A":
        2,695M       5 3/4% 6/15/2015                                                               2,867,130
        2,630M       5 3/4% 6/15/2016                                                               2,797,978
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,665,108
-------------------------------------------------------------------------------------------------------------
                  Pennsylvania--2.8%
        1,000M    Penn Manor School Dist. GO 5% 6/1/2014                                            1,066,850
        1,000M    Pennsylvania St. First Series GO 5% 1/1/2013*                                     1,065,330
        4,925M    Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                     5 1/2% 12/1/2019                                                               5,339,833
       12,050M    Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                              13,402,492
-------------------------------------------------------------------------------------------------------------
                                                                                                   20,874,505
-------------------------------------------------------------------------------------------------------------
                  South Dakota--.5%
        3,410M    South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                     7 5/8% 1/1/2008*                                                               3,443,964
-------------------------------------------------------------------------------------------------------------
                  Texas--8.7%
       16,000M    Austin Utilities Systems Rev. 6% 11/15/2013                                      17,408,000
                  Harris County Toll Road Sub. Liens General Obligations Series "A":
       11,065M       6 1/2% 8/15/2012                                                              12,432,634
        7,305M       6 1/2% 8/15/2013                                                               8,357,870
                  Houston Water Conveyance System Certificates of Participation:
        4,000M       6 1/4% 12/15/2013                                                              4,550,720
        6,035M       6 1/4% 12/15/2015                                                              7,035,543
        9,000M    Lower Colorado River Auth. Rev. 5% 5/15/2031                                      9,207,900
        4,595M    San Marcos Ind. Sch. Dist. GO 5% 8/1/2032                                         4,749,760
-------------------------------------------------------------------------------------------------------------
                                                                                                   63,742,427
-------------------------------------------------------------------------------------------------------------
                  Utah--1.0%
        1,365M    Provo Electric System Rev. 10 3/8% 9/15/2015                                      1,752,319
        5,500M    Weber Basin Water Conservancy Dist. Rev. 5 1/4% 10/1/2037                         5,806,405
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,558,724
-------------------------------------------------------------------------------------------------------------
                  Virginia--.5%
        3,310M    Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                 3,397,185
-------------------------------------------------------------------------------------------------------------
                  Washington--2.4%
                  Snohomish County Washington Ltd. Tax General Obligations:
        7,975M       5 1/2% 12/1/2017                                                               8,488,670
        8,410M       5 1/2% 12/1/2018                                                               8,945,044
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,433,714
-------------------------------------------------------------------------------------------------------------
                  Wisconsin--3.5%
       12,000M    Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                     6.9% 8/1/2021                                                                 15,153,720
       10,000M    Wisconsin State GO 5% 5/1/2025                                                   10,382,700
-------------------------------------------------------------------------------------------------------------
                                                                                                   25,536,420
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $671,895,967)                                                722,446,882
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.1%
         1,000M   Moffatt County CO Pollution Control Rev.
                     Adjustable Rate Note 4%** (cost $1,000,000)                                    1,000,000
-------------------------------------------------------------------------------------------------------------
Total Value Of Municipal Investments (cost $672,895,967)                                  98.4%   723,446,882
Other Assets, Less Liabilities                                                             1.6     11,970,642
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%  $735,417,524
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $672,895,967. Accumulated net unrealized appreciation on investments was $50,550,915, consisting of $50,573,249 gross unrealized appreciation and $22,334 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.1%
                  Alabama--3.4%
       $2,100M    Mobile GO 5% 2/15/2023                                                           $2,196,264
        2,150M    Montgomery County Public Bldg. Auth. Rev. 5% 3/1/2031                             2,224,497
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,420,761
-------------------------------------------------------------------------------------------------------------
                  Alaska--3.9%
        1,000M    Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*                            1,098,440
        3,765M    Anchorage GO 5% 8/1/2025                                                          3,958,785
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,057,225
-------------------------------------------------------------------------------------------------------------
                  Arizona--2.5%
        3,085M    Glendale Wtr. & Swr. Rev. 5% 7/1/2024                                             3,252,731
-------------------------------------------------------------------------------------------------------------
                  California--8.4%
        5,000M    California State GO 5% 6/1/2027                                                   5,199,400
        2,550M    Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                               2,637,006
        1,000M    Imperial Cmnty. College Dist. GO 5% 8/1/2026                                      1,042,000
        1,965M    Paramount Unified Sch. Dist. GO 5 1/4% 8/1/2027                                   2,098,600
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,977,006
-------------------------------------------------------------------------------------------------------------
                  Colorado--3.6%
        1,500M    Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
                     5 1/8% 12/1/2021                                                               1,585,395
        1,000M    Centennial Downs Met. Dist. GO 5% 12/1/2028                                       1,033,970
        1,000M    Lafayette Water Rev. 5 1/4% 12/1/2023                                             1,062,560
        1,035M    Sterling Hills West Met. Dist. GO 5% 12/1/2031                                    1,075,913
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,757,838
-------------------------------------------------------------------------------------------------------------
                  Connecticut--1.0%
        1,300M    Connecticut State Hsg. Fin. Auth. Rev. 4 3/4% 6/15/2030                           1,316,055
-------------------------------------------------------------------------------------------------------------
                  Florida--2.5%
        1,320M    Columbia Cnty. Sch. Brd. COP 5% 7/1/2027                                          1,364,141
        1,880M    Florida State Dept. of Trans. Alligator Alley Rev. Series "A"
                     5% 7/1/2025                                                                    1,979,151
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,343,292
-------------------------------------------------------------------------------------------------------------
                  Georgia--1.6%
        1,000M    Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         1,066,260
        1,000M    Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                     5 1/8% 12/1/2021                                                               1,053,050
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,119,310
-------------------------------------------------------------------------------------------------------------
                  Illinois--6.8%
        5,000M    Illinois State GO 5% 4/1/2028                                                     5,180,050
                  Lake Cnty. School District #6 General Obligations:
        1,500M       5 1/4% 12/1/2023                                                               1,608,555
        2,000M       5 1/4% 12/1/2026                                                               2,131,200
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,919,805
-------------------------------------------------------------------------------------------------------------
                  Indiana--2.8%
        1,030M    Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                        1,107,827
        1,105M    Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*                     1,188,494
        1,250M    Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*                     1,356,750
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,653,071
-------------------------------------------------------------------------------------------------------------
                  Kansas--1.2%
        1,500M    Kansas State Dev. Fin. Auth. Hlth. Facs. Rev. 5 1/8% 11/15/2032                   1,558,125
-------------------------------------------------------------------------------------------------------------
                  Kentucky--3.1%
        4,000M    Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5% 9/1/2037                4,138,920
-------------------------------------------------------------------------------------------------------------
                  Louisiana--1.5%
        1,845M    Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                         1,921,752
-------------------------------------------------------------------------------------------------------------
                  Massachusetts--1.7%
        2,155M    Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2027                     2,237,386
-------------------------------------------------------------------------------------------------------------
                  Michigan--9.7%
        3,800M    Bay City School Dist. Bldg. & Site GO 5% 5/1/2025                                 3,986,238
        2,415M    Canton Charter Twp. GO 5% 4/1/2027                                                2,518,845
        1,105M    Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                    1,170,007
        1,750M    Michigan Mun. Bd. Auth. Rev. (Loc. Govt.) 5% 12/1/2034                            1,806,752
        1,000M    Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
                     5 1/4% 1/1/2018                                                                1,055,480
        2,055M    Pinconning Area Schools Bldg. & Site GO 5% 5/1/2033 (when-issued)                 2,130,932
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,668,254
-------------------------------------------------------------------------------------------------------------
                  Minnesota--4.7%
        1,025M    Kasson & Mantorville Ind. School District #204 GO 5% 2/1/2024                     1,086,172
        5,000M    Western Minnesota Mun. Power Agy. Series "A" 5% 1/1/2030                          5,141,150
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,227,322
-------------------------------------------------------------------------------------------------------------
                  Missouri--5.6%
                  Branson Reorg. School District General Obligations:
        3,080M       5% 3/1/2024                                                                    3,225,438
        1,500M       5% 3/1/2025                                                                    1,567,920
          200M    Liberty Sewer System Rev. 6.15%  2/1/2009*                                          206,912
        1,325M    Missouri State University Rev. 5% 4/1/2025                                        1,388,255
          310M    Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                     5.85% 6/1/2010*                                                                  327,534
          250M    St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                      264,057
          375M    St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                     5 3/4% 3/1/2010*                                                                 397,605
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,377,721
-------------------------------------------------------------------------------------------------------------
                  Nebraska--.8%
        1,000M    Municipal Energy Agency 5 1/4% 4/1/2021                                           1,058,080
-------------------------------------------------------------------------------------------------------------
                  New York--1.2%
                  Camden Central School District General Obligations:
          725M       5 1/2% 3/15/2016                                                                 785,479
          250M       5 1/2% 3/15/2017                                                                 269,998
          500M    New York State Dorm Auth. Rev. 5% 7/1/2030                                          509,625
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,565,102
-------------------------------------------------------------------------------------------------------------
                  North Dakota--1.1%
        1,400M    North Dakota State Brd. Higher Educ. Rev. (Wellness Proj.) 5% 4/1/2029            1,448,608
-------------------------------------------------------------------------------------------------------------
                  Ohio--11.7%
        1,255M    Akron Sewer System Rev. 5 1/4% 12/1/2020                                          1,328,028
        2,500M    Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                   2,597,675
        1,380M    Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020            1,475,689
        1,450M    Hilliard School District GO 5% 12/1/2025                                          1,521,195
        2,975M    Marysville School District GO 5% 12/1/2026                                        3,116,908
        2,015M    Medina City School District GO 5% 12/1/2027                                       2,102,108
        1,500M    Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                1,605,090
        1,000M    Ohio University Gen. Rcpts. Rev. 5% 12/1/2023                                     1,054,040
          450M    Youngstown GO 6% 12/1/2010*                                                         487,116
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,287,849
-------------------------------------------------------------------------------------------------------------
                  Oregon--1.6%
        2,000M    Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030                         2,043,820
-------------------------------------------------------------------------------------------------------------
                  Pennsylvania--7.7%
        2,200M    Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024                           2,311,695
        1,000M    Dallas School District GO 5% 4/1/2027                                             1,043,000
        1,250M    East Stroudsburg Area School District GO 5% 9/1/2027                              1,309,675
        1,200M    New Castle Sanitation Auth. Swr. 5% 6/1/2027                                      1,227,205
        3,000M    Pennsylvania State Tpk. Commn. Oil Franchise Tax Rev. 5% 12/1/2027                3,148,200
        1,000M    State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*                  1,082,710
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,122,485
-------------------------------------------------------------------------------------------------------------
                  Puerto Rico--.7%
          895M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016             896,387
-------------------------------------------------------------------------------------------------------------
                  South Carolina--.8%
        1,000M    Hilton Head Island Rev. 5 1/8% 12/1/2022                                          1,051,940
-------------------------------------------------------------------------------------------------------------
                  Texas--6.7%
        5,000M    Houston Utility Systems Rev. 5 1/4% 5/15/2020                                     5,333,050
        1,000M    Tyler Ind. School District GO 5% 2/15/2028                                        1,035,440
        2,245M    Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026                                    2,364,322
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,732,812
-------------------------------------------------------------------------------------------------------------
                  Washington--1.8%
        2,235M    Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027                     2,380,722
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $125,652,989)                                                128,534,379
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--2.3%
                  Adjustable Rate Notes**
        2,000M    Delaware Cnty. PA Indl. Dev. Auth. Rev. (Utd. Parcel) 4.11%                       2,000,000
        1,000M    Schuylkill Cnty. PA Indl. Dev. Auth. (Recovery Rev.) 4.02%                        1,000,000
-------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)                                  3,000,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $128,652,989)                                100.4%    131,534,379
Excess of Liabilities Over Other Assets                                                   (.4)       (544,395)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $130,989,984
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $128,652,989. Accumulated net unrealized appreciation on investments was $2,881,390, consisting of $2,937,168 gross unrealized appreciation and $55,778 gross unrealized depreciation.


Portfolio of Investments (unaudited)
ARIZONA INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.7%
                  Certificates of Participation--16.3%
         $750M    Arizona Board Regents (Univ. Arizona Projs.) 5% 6/1/2024                           $787,035
          500M    Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                             524,290
          750M    Arizona State Univ. Research Infrastructure
                     5% 9/1/2026                                                                      777,210
          500M    University Arizona Student Facs. Rev. 5% 6/1/2024                                   522,280
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,610,815
-------------------------------------------------------------------------------------------------------------
                  Education--11.9%
          150M    Arizona State University Rev. Sys. 5.65% 7/1/2009*                                  156,918
        1,000M    Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                     5 1/4% 7/1/2018                                                                1,052,590
          640M    South Campus Group (Arizona St. Univ. Proj. South Campus)
                     5 5/8% 9/1/2023                                                                  696,704
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,906,212
-------------------------------------------------------------------------------------------------------------
                  General Obligations--26.4%
                  Maricopa County School District:
        1,000M       #41 (Gilbert) Zero Coupon 1/1/2008                                               991,180
          525M       #80 (Chandler) 6 1/4% 7/1/2011                                                   574,256
        1,000M    Phoenix Series "B" 5 3/8% 7/1/2019                                                1,069,970
          500M    Pinal County Unified School District 5% 7/1/2024                                    529,225
          500M    Yuma County Library District 5% 7/1/2024                                            525,150
          500M    Yuma & La Paz Cntys. Cmnty. College Dist. 5% 7/1/2023                               527,865
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,217,646
-------------------------------------------------------------------------------------------------------------
                  Health Care--7.1%
          500M    Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                     7% 12/1/2016                                                                     597,295
          500M    Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2010*                        529,565
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,126,860
-------------------------------------------------------------------------------------------------------------
                  Transportation--2.4%
          385M    Phoenix Airport Rev. 6 1/4% 7/1/2012                                                385,458
-------------------------------------------------------------------------------------------------------------
                  Utilities--13.2%
          750M    Glendale Water & Sewer Rev. 5% 7/1/2023                                             792,607
          500M    Phoenix Civic Improvement Corp. Water Sys. Rev.
                     5 1/2% 7/1/2020                                                                  531,640
          750M    Pima County Sewer Rev. 5 3/8% 7/1/2014                                              783,848
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,108,095
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--21.4%
          750M    Downtown Phoenix Hotel Corp. 5% 7/1/2036                                            769,822
          250M    Greater Arizona Dev. Auth. Infrastructure Rev. 6% 8/1/2015                          259,920
          750M    Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                               803,295
          500M    Phoenix Indl. Dev. Auth. 5% 7/1/2027                                                523,535
        1,000M    Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                             1,068,310
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,424,882
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,315,659)                                        98.7%     15,779,968
Other Assets, Less Liabilities                                                            1.3         208,574
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $15,988,542
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $15,315,659. Accumulated net unrealized appreciation on investments was $464,309, consisting of $470,365 gross unrealized appreciation and $6,056 gross unrealized depreciation.


Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.1%
                  Certificates of Participation--13.6%
         $500M    Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                       $575,165
          750M    Los Angeles Real Property Prog. 5.3% 4/1/2022                                       794,805
        1,200M    Riverside California 5% 9/1/2028                                                  1,233,300
        1,000M    West Contra Costa Healthcare 5 3/8% 7/1/2024                                      1,050,340
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,653,610
-------------------------------------------------------------------------------------------------------------
                  General Obligations--37.7%
        1,000M    Antelope Valley Cmnty. College District 5% 8/1/2026                               1,050,660
        1,085M    Carlsbad Unified School District 5% 8/1/2026                                      1,139,966
          500M    Fontana School District 5 3/4% 5/1/2022                                             526,575
          650M    Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016              763,750
        1,000M    Los Angeles Unified School District 4 3/4% 7/1/2027                               1,019,290
        1,000M    Napa Valley Unified School District 5% 8/1/2026                                   1,050,090
          750M    Natomas Unified School District 5.95% 9/1/2021                                      858,675
        1,000M    Oak Valley Hospital District 5% 7/1/2035                                          1,032,320
        1,010M    San Juan Unified School District 5% 8/1/2025                                      1,057,329
          500M    Walnut Valley School District 7.2% 2/1/2016                                         578,840
        1,000M    Wiseburn School District 5% 8/01/2026                                             1,050,660
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,128,155
-------------------------------------------------------------------------------------------------------------
                  Transportation--4.8%
        1,000M    Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2020                            1,063,980
          200M    Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*                  213,756
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,277,736
-------------------------------------------------------------------------------------------------------------
                  Utilities--17.6%
        1,150M    Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020                              1,212,721
        1,000M    Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027                   1,028,880
        1,525M    Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022                       1,662,174
          750M    South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                     823,342
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,727,117
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--23.4%
        1,000M    California State Public Works Board 6 1/2% 12/1/2008                              1,033,440
        1,000M    Folsom Public Fin. Auth. 5% 9/1/2028                                              1,038,780
        1,000M    Long Beach Fing. Auth. Rev. 6% 11/1/2017                                          1,141,920
        1,105M    Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                     5 1/4% 11/1/2020                                                               1,198,925
        1,000M    Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                    1,060,170
          700M    San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                             810,684
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,283,919
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,881,653)                                                  26,070,537
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
           300M   Irvine Ranch Water District Adjustable Rate Note 3.92%**
                     (cost $300,000)                                                                  300,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,181,653)                                  98.2%     26,370,537
Other Assets, Less Liabilities                                                            1.8         476,022
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $26,846,559
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $25,181,653. Accumulated net unrealized appreciation on investments was $1,188,884, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
COLORADO INSURED TAX EXEMPT FUND
September 30, 2007

------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                             Value
------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--92.8%
                  Certificates of Participation--4.9%
         $250M    Broomfield Open Space 5 1/2% 12/1/2020                                            $262,532
          200M    Greeley Building Auth. 5.6% 11/1/2019                                              210,536
------------------------------------------------------------------------------------------------------------
                                                                                                     473,068
------------------------------------------------------------------------------------------------------------
                  Education--8.9%
          200M    Colorado School of Mines Auxiliary Facs. Rev. 5 1/4% 12/1/2020                     211,830
          250M    Colorado St. Board of Governors University Rev. 5 1/4% 3/01/2024                   268,213
          350M    University of Northern Colorado Rev. 5 1/2% 6/1/2018                               370,752
------------------------------------------------------------------------------------------------------------
                                                                                                     850,795
------------------------------------------------------------------------------------------------------------
                  General Obligations--33.9%
          500M    Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                     5 1/8% 12/1/2021                                                                528,465
        1,000M    Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                          1,062,990
          200M    Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                      218,600
          250M    Centennial Downs Met. District 5% 12/1/2028                                        258,492
          250M    Dove Valley Met. Dist. (Arapahoe Cnty.) 5% 11/1/2035                               257,355
                  El Paso County School District:
          350M       #2 (Harrison) 5 1/2% 12/1/2011*                                                 376,170
          250M       #20, 5 1/4% 12/15/2017                                                          266,823
          250M    Pueblo County School District #70, 5 1/4% 12/1/2022                                263,237
------------------------------------------------------------------------------------------------------------
                                                                                                   3,232,132
------------------------------------------------------------------------------------------------------------
                  Health Care--5.3%
          125M    Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*                 131,689
          350M    Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                 376,016
------------------------------------------------------------------------------------------------------------
                                                                                                     507,705
------------------------------------------------------------------------------------------------------------
                  Utilities--21.1%
          250M    Arapahoe Cnty Wtr. & Wastewater Auth. Rev. 5% 12/02/2025                           262,587
          250M    Aurora Wtr. Impt. Auth. 5% 8/1/2032                                                260,227
          200M    Boulder Water & Sewer Rev. 5.6% 12/1/2010*                                         212,332
          200M    Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                   212,294
                  Colorado Water Resources & Power Dev. Authority
                    Small Water Resources Rev. Series "A":
          100M        5 3/4% 11/1/2010*                                                              106,448
          250M        5 1/4% 11/1/2021                                                               264,342
          400M    Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                              428,452
          250M    Erie Water Enterprise Rev. 5% 12/01/2024                                           263,217
------------------------------------------------------------------------------------------------------------
                                                                                                   2,009,899
------------------------------------------------------------------------------------------------------------
                  Other Revenue--18.7%
          250M    Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                       265,003
                  Larimer County Sales & Use Tax Revenue:
          280M       5 1/4% 12/15/2016                                                               299,250
          400M       5 1/2% 12/15/2018                                                               430,224
          250M    Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                               264,543
          500M    Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                  528,140
------------------------------------------------------------------------------------------------------------
                                                                                                   1,787,160
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,508,797)                                                   8,860,759
------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--3.7%
           350M   Colorado Springs Rev. (Colorado College Proj.)
                     Adjustable Rate Note 4.05%** (cost $350,000)                                    350,000
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $8,858,797)                                  96.5%      9,210,759
Other Assets, Less Liabilities                                                           3.5         334,362
------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $9,545,121
============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $8,858,797. Accumulated net unrealized appreciation on investments was $351,962, consisting of $357,127 gross unrealized appreciation and $5,165 gross unrealized depreciation.


Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.4%
                  Education--11.0%
                  Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
       $1,000M       Renbrook School 5% 7/1/2030                                                   $1,039,830
        1,235M       Trinity College Series "H" 5% 7/1/2019                                         1,301,332
                  University of Connecticut Student Fees Rev. Series "A":
          600M       5 1/4% 11/15/2021                                                                641,562
        1,000M       5% 11/15/2029                                                                  1,035,080
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,017,804
-------------------------------------------------------------------------------------------------------------
                  General Obligations--41.6%
          500M    Branford 5% 5/15/2014                                                               531,430
                  Bridgeport:
          750M       Series "A" 6 1/8% 7/15/2010*                                                     808,545
        1,000M       Series "A" 5 3/8% 8/15/2019                                                    1,066,590
        1,500M       Series "B" 5% 12/1/2023                                                        1,574,100
                  Connecticut State:
          690M       Series "E" 6% 3/15/2012                                                          759,007
        1,020M       Series "F" 5% 10/15/2021                                                       1,065,125
        1,090M    Cromwell 5% 6/15/2020                                                             1,141,045
        1,000M    Glastonbury 5% 6/15/2021                                                          1,057,000
        1,650M    Hartford 5% 8/15/2019                                                             1,731,048
        1,000M    Hartford County Met. Dist. 5% 5/1/2024                                            1,045,400
          800M    New Britain 6% 3/1/2012                                                             847,136
                  New Haven:
          300M       6% 11/1/2009*                                                                    318,060
          470M       5 1/4% 11/1/2013                                                                 496,179
          395M       5% 11/1/2017                                                                     419,952
        1,000M    North Haven 5% 7/15/2019                                                          1,091,200
        1,250M    Waterbury 5% 4/1/2012*                                                            1,324,150
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,275,967
-------------------------------------------------------------------------------------------------------------
                  Health Care--20.6%
                  Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
          385M       Bridgeport Hospital 6 1/2% 7/1/2012                                              385,473
                     Child Care Facilities Program:
          400M          5 1/2% 7/1/2019                                                               419,676
        1,000M          5% 7/1/2031                                                                 1,023,400
        2,165M       Children's Medical Center Series "B" 5% 7/1/2021                               2,273,466
          700M       New Britain General Hospital 6 1/8% 7/1/2014                                     700,805
                     Village Families & Children Series "A":
          370M          5% 7/1/2015                                                                   393,014
          385M          5% 7/1/2016                                                                   408,085
          405M          5% 7/1/2017                                                                   427,834
        1,000M       Yale-New Haven Hospital 5% 7/1/2031                                            1,033,560
          500M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      6 1/4% 7/1/2016                                                                 500,775
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,566,088
-------------------------------------------------------------------------------------------------------------
                  Housing--6.4%
                  Connecticut State Housing Finance Authority:
        1,750M        5% 6/15/2024                                                                  1,843,380
          500M        5.85% 6/15/2030                                                                 521,235
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,364,615
-------------------------------------------------------------------------------------------------------------
                  Transportation--3.6%
                  Connecticut State Special Tax Obligation Revenue
                      Transportation Infrastructure:
          250M          6 1/8% 9/1/2012                                                               270,165
        1,000M          5% 12/1/2021                                                                1,042,850
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,313,015
-------------------------------------------------------------------------------------------------------------
                  Utilities--13.7%
        1,000M    Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035                              1,028,150
                  Puerto Rico Electric Power Authority Revenue:
          250M       5 1/4% 7/1/2010*                                                                 263,950
          250M       5 1/4% 7/1/2012*                                                                 270,965
          500M       5 3/8% 7/1/2012*                                                                 544,640
        1,000M       5% 7/1/2026                                                                    1,051,110
        1,800M    South Central Connecticut Regional Water Auth. 5% 8/1/2033                        1,851,156
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,009,971
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--1.5%
          545M    Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                     546,166
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,195,998)                                                  36,093,626
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
          100M    Connecticut State Hlth. & Edl. Facs. (Edgehill)
                     Adjustable Rate Note 4.11%** (cost $100,000)                                     100,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments  (cost $35,295,998)                                 98.7%     36,193,626
Other Assets, Less Liabilities                                                            1.3         492,642
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $36,686,268
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $35,295,998. Accumulated net unrealized appreciation on investments was $897,628 consisting of $954,197 gross unrealized appreciation and $56,569 gross unrealized depreciation.


Portfolio of Investments (unaudited)
GEORGIA INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.8%
                  Education--26.3%
         $500M    Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                                $514,485
          250M    Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                  264,427
          500M    Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                           537,610
          500M    Cobb County Dev. Auth. Hsg. Rev. 5 1/4% 7/15/2025 (when-issued)                     532,640
                  Fulton County Development Authority Revenue:
          350M       Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                    375,865
          250M       Morehouse College 6 1/4% 12/1/2010*                                              272,630
          500M    Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                            532,075
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,029,732
-------------------------------------------------------------------------------------------------------------
                  Health Care--21.8%
          500M    Clarke County Hospital Auth. Rev. 5% 1/1/2027                                       519,470
          500M    Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                     531,905
          500M    Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                   535,060
          500M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  500,775
          400M    Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                    425,768
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,512,978
-------------------------------------------------------------------------------------------------------------
                  Utilities--30.3%
                  Atlanta Water & Wastewater & Sewer Revenue:
          105M       5 1/2% 11/1/2017                                                                 117,492
          500M       5% 11/1/2037                                                                     514,685
          130M    Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                         150,998
          250M    Cairo Combined Public Utility Rev. 5% 1/1/2024                                      260,935
          150M    Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                 160,386
          500M    Commerce Water & Sewer Rev. 5% 12/1/2025                                            521,400
          500M    Fayetteville Water & Sewer Rev. 5% 11/1/2021                                        522,880
          250M    Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                  268,452
                  Georgia Municipal Gas Authority Revenue:
                    Buford Project:
           80M        6.8% 11/1/2009                                                                   80,178
          250M        5 1/2% 11/1/2012                                                                265,128
          100M      Warner Robins Series "B" 5.8% 1/1/2015                                            100,533
          500M    Upper Oconee Basin Water Auth. 5% 7/1/2026                                          521,140
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,484,207
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--20.4%
          250M    Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                           265,213
          500M    Atlanta Tax Allocation (Atlantic Station Proj.) 5 1/4% 12/1/2022                    531,120
          500M    Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                   553,590
          250M    College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*                    269,805
          200M    Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.) 6 1/4% 6/1/2010*        215,672
          500M    Jefferson Pub. Bldg. Auth. Rev. 5% 3/1/2032                                         513,195
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,348,595
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,023,359)                                        98.8%     11,375,512
Other Assets, Less Liabilities                                                            1.2         139,348
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $11,514,860
-------------------------------------------------------------------------------------------------------------


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $11,023,359. Accumulated net unrealized appreciation on investments was $352,153, consisting of $352,942 gross unrealized appreciation and $789 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MARYLAND INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.8%
                  Certificates of Participation--3.6%
         $750M    Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                            $794,595
-------------------------------------------------------------------------------------------------------------
                  Education--23.9%
                  Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
        1,000M       Univ. MD-Baltimore Cnty. 5% 7/1/2035                                           1,031,370
        1,000M       Univ. MD-College Park 5% 6/1/2026                                              1,039,110
          735M    Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                     (Univ. MD-College Park) 5 3/8% 7/1/2016                                          777,637
          500M    Morgan State University Academic & Auxiliary
                      Facilities Fees Rev. 6.05% 7/1/2015                                             552,505
          750M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                      University Plaza Proj. Series "A" 5 5/8% 7/1/2013                               790,710
        1,000M    St. Mary's College Rev. 5% 9/1/2024                                               1,048,540
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,239,872
-------------------------------------------------------------------------------------------------------------
                  General Obligations--11.3%
        1,000M    Ocean City 5% 3/1/2021                                                            1,038,020
        1,000M    St. Mary's County Hospital 5% 10/1/2020                                           1,055,400
          350M    Wicomico County 5 1/2% 12/1/2016                                                    367,154
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,460,574
-------------------------------------------------------------------------------------------------------------
                  Health Care--21.3%
                  Maryland State Health & Higher Educ. Facs.:
                     Anne Arundel Health System:
        1,000M          5% 7/1/2024                                                                 1,037,580
        1,000M          5% 7/1/2034                                                                 1,028,740
        1,000M       University of Maryland Med. Sys. 5% 7/1/2024                                   1,037,810
        1,000M       Western Maryland Health 5% 1/1/2025                                            1,048,280
          500M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  500,775
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,653,185
-------------------------------------------------------------------------------------------------------------
                  Housing--3.9%
          340M    Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                     5 7/8% 7/1/2016                                                                  343,431
          500M    Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                            516,380
-------------------------------------------------------------------------------------------------------------
                                                                                                      859,811
-------------------------------------------------------------------------------------------------------------
                  Transportation--4.8%
        1,000M    Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                     5% 7/1/2022                                                                    1,050,100
-------------------------------------------------------------------------------------------------------------
                  Utilities--14.4%
                  Baltimore Wastewater Utilities Revenue:
        1,000M       5% 7/1/2020                                                                    1,041,010
        1,000M       5% 7/1/2024                                                                    1,059,270
        1,000M    Puerto Rico Electric Power Auth. Rev. 5 1/4% 7/1/2010*                            1,055,800
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,156,080
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--15.6%
        1,000M    Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                     5 1/8% 7/1/2022                                                                1,061,620
                  Baltimore Convention Center Revenue:
          250M       5 1/2% 9/1/2014                                                                  259,097
        1,000M       5% 9/1/2032                                                                    1,037,820
        1,000M    Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                   1,054,330
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,412,867
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,131,653)                                         98.8%    21,627,084
Other Assets, Less Liabilities                                                             1.2        271,351
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $21,898,435
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $21,131,653. Accumulated net unrealized appreciation on investments was $495,431, consisting of $505,050 gross unrealized appreciation and $9,619 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.6%
                  Education--32.1%
       $1,000M    Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                    $1,057,300
                  Massachusetts State Dev. Fin. Agy. Revenue:
        1,000M       Boston University 5% 10/1/2035                                                 1,031,230
        1,000M       Massachusetts College of Pharmacy 5% 7/1/2031 (when-issued)                    1,034,240
        1,000M       Worcester Polytechnic Institute 5% 9/1/2023                                    1,059,280
                  Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
        1,015M       5% 8/15/2022                                                                   1,063,324
        1,000M       5% 7/1/2027                                                                    1,038,230
        1,000M       5% 10/1/2029                                                                   1,033,350
        1,000M    University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                      1,147,210
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,464,164
-------------------------------------------------------------------------------------------------------------
                  General Obligations--30.7%
        1,000M    Holliston 5 1/4% 4/1/2018                                                         1,066,980
        1,000M    Lawrence 5% 4/1/2027 (when-issued)                                                1,047,740
          500M    Massachusetts State 4.149% 5/1/2037                                                 489,805
        1,155M    Quaboag Regional School District 5 1/2% 6/1/2017                                  1,218,848
        1,000M    Springfield 6% 10/1/2009*                                                         1,057,880
        1,000M    Westborough 5% 11/15/2019                                                         1,050,970
        1,040M    Westford 5 1/8% 4/1/2017                                                          1,081,964
        1,000M    Worcester 5 1/2% 8/15/2017                                                        1,062,770
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,076,957
-------------------------------------------------------------------------------------------------------------
                  Health Care--6.2%
        1,000M    Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                       1,021,250
          570M    Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                           603,995
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,625,245
-------------------------------------------------------------------------------------------------------------
                  Transportation--4.0%
        1,000M    Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                               1,053,710
-------------------------------------------------------------------------------------------------------------
                  Utilities--18.0%
        1,000M    Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                             1,058,010
        1,455M    Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                1,559,295
        1,000M    Massachusetts State Water Resource Auth. 5% 8/1/2023                              1,058,860
        1,000M    Springfield Water & Sewer Rev. 5% 7/15/2024                                       1,051,440
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,727,605
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--7.6%
        1,000M    Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                          1,045,250
        1,000M    Massachusetts State Port. Auth. Rev. 4 1/2% 7/1/2037                                961,870
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,007,120
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,132,959)                                                  25,954,801
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
           100M   Puerto Rico Commonwealth Govt. Dev. Bank
                     Adjustable Rate Note 3.62%** (cost $100,000)                                     100,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,232,959)                                   99.0%    26,054,801
Other Assets, Less Liabilities                                                             1.0        255,808
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $26,310,609
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $25,232,959. Accumulated net unrealized appreciation on investments was $821,842, consisting of $849,569 gross unrealized appreciation and $27,727 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
September 30, 2007


-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.2%
                  General Obligations--69.5%
       $1,360M    Allendale Public Sch. Dist. Series "A" 5 1/4% 5/1/2024                           $1,454,996
        1,000M    Bay City School District Bldg. & Site 5% 5/1/2025                                 1,049,010
        1,000M    Detroit Series "B" 5% 4/1/2025                                                    1,037,830
        1,725M    Eaton Rapids Public Schools 5 1/4% 5/1/2022                                       1,836,263
        1,650M    Ecorse Public School District 5% 5/1/2027                                         1,727,220
        1,000M    Ferndale Public Schools 5% 5/1/2023                                               1,043,190
        1,100M    Fraser Public School District 5% 5/1/2024                                         1,153,658
        1,500M    Galesburg-Augusta Community Schools 5% 5/1/2024                                   1,572,180
        1,000M    Godwin Heights Public School District 5 5/8% 5/1/2010*                            1,051,410
        1,000M    Grand Blanc Community School District 5 5/8% 5/1/2015                             1,072,990
        1,040M    Grand Rapids Building Authority 5 3/4% 8/1/2015                                   1,099,550
        1,000M    Gull Lake Community School District Zero Coupon 5/1/2013                            745,950
        1,575M    Jenison Public School District 5 1/2% 5/1/2018                                    1,688,526
        1,000M    Kenowa Hills Public Schools 5% 5/1/2025                                           1,047,460
        1,000M    Montrose Township School District 6.2% 5/1/2017                                   1,141,160
        1,115M    Oakland Schools Inter. School Dist. 5% 5/1/2023                                   1,178,399
        1,000M    Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                       1,042,030
-------------------------------------------------------------------------------------------------------------
                                                                                                   20,941,822
-------------------------------------------------------------------------------------------------------------
                  Health Care--7.9%
                  Michigan State Hospital Finance Authority Revenue:
        1,000M       Mercy Mount Clemens 5 3/4% 5/15/2009*                                          1,045,120
          280M       St. John's Hospital 6% 5/15/2008                                                 280,806
        1,000M    Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                  1,042,590
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,368,516
-------------------------------------------------------------------------------------------------------------
                  Transportation--3.6%
        1,000M    Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024                           1,076,220
-------------------------------------------------------------------------------------------------------------
                  Utilities--16.2%
        1,275M    Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                  1,473,033
                  Michigan State Strategic Fund (Detroit Edison Co.):
        1,350M       6.95% 5/1/2011                                                                 1,497,623
        1,000M       7% 5/1/2021                                                                    1,263,610
          500M    Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                   642,145
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,876,411
-------------------------------------------------------------------------------------------------------------
Total Value of Muncipal Bonds (cost $27,853,219 )                                                  29,262,969
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
          200M    University of Michigan Univ. Rev. Bonds
                       Adjustable Rate Note 4%** (cost $200,000)                                      200,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $28,053,219)                                   97.9%    29,462,969
Other Assets, Less Liabilities                                                             2.1        645,337
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $30,108,306
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $28,053,219. Accumulated net unrealized appreciation on investments was $1,409,750, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.3%
                  Education--6.7%
         $600M    Minnesota State Colleges & Univ. 5% 10/1/2021                                      $636,072
          400M    University of Minnesota 5 3/4% 7/1/2017                                             459,488
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,095,560
-------------------------------------------------------------------------------------------------------------
                  General Obligations--66.4%
          400M    Becker Ind. School District #726, 6% 2/1/2017                                       420,772
          750M    Blooming Prairie Ind. School District #756, 4 3/4% 1/1/2024                         769,710
          500M    Crow Wing County Jail Series "B" 5% 2/1/2021                                        526,590
          500M    Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026                                           522,725
          200M    Delano Ind. School District #879, 5.6% 2/1/2015                                     211,720
                  Eagan Recreational Facilities Series "A":
          450M       5% 2/1/2015                                                                      472,991
          250M       5% 2/1/2016                                                                      262,057
          200M    Elk River Ind. School District #728, 5 1/2% 2/1/2021                                211,036
          300M    Farmington Ind. School District #192 Series "B" 5% 2/1/2022                         315,372
          500M    Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024                                      528,720
        1,000M    Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024                            1,059,680
          260M    Mahtomedi Ind. School District #832, 5% 2/1/2017                                    271,591
        1,000M    Minneapolis Special School District #1, 5% 2/1/2020                               1,045,060
          750M    Montgomery School District #394, 5% 2/1/2025                                        787,448
          500M    Moorhead Series "A" 5% 2/1/2027                                                     522,470
          750M    New Brighton Series "A" 5% 2/1/2032                                                 780,000
          250M    Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018                                  263,397
          250M    Rosemount School District #196, 5% 2/1/2023                                         263,210
          250M    Sauk Rapids Ind. School District #47, 5% 2/1/2022                                   264,097
          700M    Scott County 5% 12/1/2023                                                           744,702
                  St. Paul Ind. School District #625:
          250M       5 5/8% 2/1/2015                                                                  256,525
          400M       5% 2/1/2017                                                                      421,552
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,921,425
-------------------------------------------------------------------------------------------------------------
                  Health Care--8.7%
          500M    Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017           537,225
          350M    Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                     5 1/4% 2/15/2014                                                                 365,460
          500M    St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                                529,995
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,432,680
-------------------------------------------------------------------------------------------------------------
                  Housing--2.5%
          400M    Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                     5.9% 10/20/2019                                                                  415,888
-------------------------------------------------------------------------------------------------------------
                  Transportation--3.1%
          500M    Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
                     5% 1/1/2028                                                                      512,705
-------------------------------------------------------------------------------------------------------------
                  Utilities--7.7%
          400M    Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                     5.4% 1/1/2016                                                                    415,516
                  Western Minnesota Municipal Power Agency:
          325M       5 1/2% 1/1/2011                                                                  332,397
          500M       5 1/2% 1/1/2015                                                                  527,405
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,275,318
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--3.2%
           500M   Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027                                 523,920
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,714,273)                                         98.3%    16,177,496
Other Assets, Less Liabilities                                                             1.7        280,463
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $16,457,959
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $15,714,273. Accumulated net unrealized appreciation on investments was $463,223, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
MISSOURI INSURED TAX EXEMPT FUND
September 30, 2007

------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                             Value
------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.3%
                  Education--10.2%
         $125M    Bowling Green School District 5.85% 3/1/2010*                                      $131,671
          500M    Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025                  533,210
          500M    Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5% 6/1/2027                               521,775
          150M    Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015             158,202
          150M    Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                     5 1/2% 4/1/2018                                                                  158,372
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,503,230
-------------------------------------------------------------------------------------------------------------
                  General Obligations--23.9%
          400M    Cass County Reorg. School District #2, 5 1/2% 3/1/2017                              428,032
          350M    Clay County Pub. School District #53, 5% 3/1/2017                                   366,030
          500M    Fort Zumwalt School District 5% 3/1/2023                                            525,910
          100M    Jefferson County School District #6, 6% 3/1/2014                                    105,279
          100M    Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2010*                         104,751
          140M    Maplewood Richmond Heights School District
                      5 1/4% 3/1/2016                                                                 147,210
          500M    Neosho Reorg. School District #R5, 5% 3/1/2022                                      528,080
          500M    Nixa School District #R2, 5 1/4% 3/1/2025                                           536,125
          125M    St. Joseph School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                         132,029
          100M    St. Louis County Pattonville R-3 School Dist.
                     (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                             106,028
          250M    Washington School District 5% 3/1/2015                                              263,525
          250M    Wentzville School District #4, 5% 3/1/2022                                          260,318
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,503,317
-------------------------------------------------------------------------------------------------------------
                  Health Care--8.0%
          400M    Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                          415,628
          140M    Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                     6 3/4% 5/15/2011                                                                 154,973
          500M    North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                            521,355
           80M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                   80,124
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,172,080
-------------------------------------------------------------------------------------------------------------
                  Transportation--3.9%
          400M    Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                      5 1/4% 10/1/2019                                                                425,320
          150M    St. Louis Airport Rev. (Lambert Intl. Airport) 5 1/8% 7/1/2015                      153,871
-------------------------------------------------------------------------------------------------------------
                                                                                                      579,191
-------------------------------------------------------------------------------------------------------------
                  Utilities--12.4%
          250M    Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                         268,770
          500M    Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021                                      524,045
        1,000M    Springfield Pub. Util. Rev. 4 3/4% 8/1/2024                                       1,021,650
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,814,465
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--38.9%
          500M    Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023                        521,110
          100M    Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                   100,887
          500M    Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020                         528,570
        1,000M    Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023                   1,052,490
          250M    Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                  259,830
          250M    Missouri State Board Public Buildings Series "A" 5% 5/1/2021                        258,080
                  Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
          500M       Hartman Heritage Center Phase II, 5% 4/1/2020                                    519,545
          125M       Midtown Redevelopment Project Series "A" 6% 4/1/2010*                            132,341
          500M    Missouri State Regional Convention & Sports Complex Auth.
                     5 1/4% 8/15/2020                                                                 532,100
                  Springfield Public Building Corp. Leasehold Revenue:
          125M       Capital Improvement 5.6% 6/1/2014                                                130,187
          230M       Jordan Valley 5.85% 6/1/2014                                                     243,487
                  St. Louis Municipal Finance Corp. Leasehold Revenue:
          250M       Carnahan Courthouse Series "A" 5% 2/15/2012*                                     264,223
          125M       City Justice Center Series "A" 5 3/4% 2/15/2010*                                 132,421
        1,000M       Recreational Sales Tax 5% 2/15/2032                                            1,029,340
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,704,611
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,908,755)                                                  14,276,894
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
          200M    Missouri St. Hlth. & Edl. Facs. (Washington Univ.)
                     Adjustable Rate Note 4%**(cost $200,000)                                         200,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,108,755)                                  98.7%     14,476,894
Other Assets, Less Liabilities                                                            1.3         190,803
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $14,667,697
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $14,108,755. Accumulated net unrealized appreciation on investments was $368,139, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
September 30, 2007

------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                             Value
------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.7%
                  Education--13.1%
       $1,650M    New Jersey Economic Dev. Auth. 5% 9/1/2025 (when-issued)                        $1,740,981
                  New Jersey Educational Facilities Auth. Revenue:
        2,125M       College of New Jersey Series "C" 5 3/8% 7/1/2016                              2,276,534
        1,000M       Montclair State Univ. Series "A" 5% 7/1/2023                                  1,058,730
        1,020M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                             1,075,366
        1,000M    University of Medicine & Dentistry of New Jersey Series "A"
                     5 3/8% 12/1/2016                                                              1,074,100
------------------------------------------------------------------------------------------------------------
                                                                                                   7,225,711
------------------------------------------------------------------------------------------------------------
                  General Obligations--14.1%
        1,750M    Atlantic City Board of Education 6.1% 12/1/2015                                  2,036,737
        3,000M    Jackson Twp. Sch. Dist. 5% 6/15/2024                                             3,166,500
        1,000M    Jersey City General Improvements 5% 9/1/2023                                     1,056,800
        1,500M    Jersey City Series "B" 5% 9/1/2019                                               1,570,980
------------------------------------------------------------------------------------------------------------
                                                                                                   7,831,017
------------------------------------------------------------------------------------------------------------
                  Health Care--6.9%
                  New Jersey State Health Care Facs. Fing. Authority:
        1,500M       General Hospital Center at Passaic 6% 7/1/2014                                1,659,885
        1,000M       Meridian Health System Oblig. Group 5 5/8% 7/1/2014                           1,044,490
        1,000M       Riverview Medical Center 6 1/4%  7/1/2011                                     1,093,820
------------------------------------------------------------------------------------------------------------
                                                                                                   3,798,195
------------------------------------------------------------------------------------------------------------
                  Housing--1.7%
          895M    New Jersey State Hsg. & Mtg. Fing. Agency Regency
                     Park Project 6.05% 11/1/2017                                                    928,598
------------------------------------------------------------------------------------------------------------
                  Transportation--20.0%
        1,000M    Delaware River & Bay Authority 5 1/2% 1/1/2010*                                  1,051,560
        1,000M    Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                           1,046,340
        1,000M    New Jersey State Hwy. Auth. (Garden State Parkway)
                     6.2% 1/1/2010                                                                 1,034,600
        2,000M    New Jersey State Trans. Auth. 5% 12/15/2024                                      2,117,880
        2,000M    New Jersey State Turnpike Auth. Rev.
                     5% 1/1/2035                                                                   2,029,940
                  Port Authority of New York & New Jersey:
        2,100M       5% 10/15/2018                                                                 2,212,728
        1,500M       5% 8/15/2029                                                                  1,572,555
------------------------------------------------------------------------------------------------------------
                                                                                                  11,065,603
------------------------------------------------------------------------------------------------------------
                  Utilities--7.0%
        1,000M    Bergen County Utilities Auth. Rev. 5% 12/15/2031                                 1,041,560
        1,150M    Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                               1,203,222
        1,250M    Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018                           1,308,625
          300M    Puerto Rico Electric Pwr. Auth. Series "HH" 5 1/4% 7/1/2010*                       316,740
------------------------------------------------------------------------------------------------------------
                                                                                                   3,870,147
------------------------------------------------------------------------------------------------------------
                  Other Revenue--35.9%
        2,900M    Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                     7.4% 7/1/2016                                                                 3,448,100
        2,000M    Cape May County Bridge Commission 5% 6/1/2032                                    2,073,260
        1,665M    Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                       2,089,692
                  Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
        1,000M       5 1/4% 6/1/2021                                                               1,072,860
        1,000M       5% 1/1/2025                                                                   1,053,650
        1,500M    Cumberland County Impt. Auth. Rev. 5 1/8% 1/01/2025                              1,588,785
        1,000M    Essex County Impt. Auth. Lease Rev.
                     (Correctional Facs. Proj.) 5 1/2% 10/1/2010*                                  1,055,810
                  Hudson County Impt. Auth. Lease Revenue:
        2,000M       5% 4/1/2027                                                                   2,100,240
        1,000M       5% 4/1/2035                                                                   1,034,080
        2,000M    New Jersey Economic Dev. Auth.
                     (Liberty State Park Proj.) 5% 3/1/2027                                        2,080,240
        1,155M    Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                             1,219,830
        1,000M    Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032                                   1,060,810
------------------------------------------------------------------------------------------------------------
                                                                                                  19,877,357
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $52,431,559)                                                 54,596,628
------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
           200M   Puerto Rico Commonwealth Govt. Dev. Bank
                     Adjustable Rate Note 3.62%** (cost $200,000)                                    200,000
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $52,631,559)                                  99.1%    54,796,628
Other Assets, Less Liabilities                                                             .9        527,610
------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $55,324,238
============================================================================================================


At September 30,2007, the cost of municipal investments for federal income tax purposes was $52,631,559. Accumulated net unrealized appreciation on investments was $2,165,069, consisting of $2,169,197 gross unrealized appreciation and $4,128 gross unrealized depreciation.


Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.6%
                  Education--30.7%
                  New York State Dormitory Authority Revenue:
                     Barnard College:
       $1,000M          5% 7/1/2024                                                                $1,056,810
        2,000M          5% 7/1/2025                                                                 2,100,600
                     City University:
        3,955M          5 3/4% 7/1/2013                                                             4,250,636
        3,000M          6% 7/1/2020                                                                 3,516,090
        2,350M       Colgate University 6% 7/1/2021                                                 2,746,562
                     New York University:
        1,610M          6% 7/1/2018                                                                 1,893,505
        2,000M          5% 7/1/2022                                                                 2,099,000
        3,500M          5% 7/1/2025                                                                 3,690,295
                     NYSARC Insured Series "A":
        1,425M          5 1/4% 7/1/2018                                                             1,522,570
        6,100M          5% 7/1/2026                                                                 6,390,604
        2,715M       Rochester Institute of Technology 5 1/4% 7/1/2018                              2,878,226
                     School Districts Financing Program:
        3,450M          Series "A" 5 1/4% 4/1/2022                                                  3,706,508
        1,000M          Series "C" 5 1/4% 4/1/2021                                                  1,057,470
                     Special Act School Districts Program:
        1,375M          6% 7/1/2012                                                                 1,445,056
        1,460M          6% 7/1/2013                                                                 1,531,598
                     State University:
        1,500M          5 1/4% 5/15/2021                                                            1,644,900
        1,000M          5% 7/1/2023                                                                 1,050,510
        5,020M          5% 7/1/2032                                                                 5,219,947
-------------------------------------------------------------------------------------------------------------
                                                                                                   47,800,887
-------------------------------------------------------------------------------------------------------------
                  General Obligations--22.0%
                  Buffalo:
                     School District Series "B":
        1,130M         5 3/8% 11/15/2016                                                            1,214,174
        2,360M         5 3/8% 11/15/2017                                                            2,530,132
        2,620M         5 3/8% 11/15/2019                                                            2,787,575
        1,000M       School District Series "D" 5 1/2% 12/15/2015                                   1,066,960
        1,000M    Central Square Central School Dist. 5% 5/15/2017                                  1,058,740
        1,000M    Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                            1,088,070
                  New York City:
                     Series "E":
        4,570M         5 3/4% 5/15/2010*                                                            4,872,443
        2,000M         5 3/4% 8/1/2018                                                              2,174,100
        2,500M       Series "F" 5 1/4% 8/1/2014                                                     2,647,125
        1,795M       Series "G" 5 3/4% 8/1/2018                                                     1,951,255
        1,540M    Niagara Falls Public Improvement 7 1/2% 3/1/2015                                  1,901,592
        1,395M    North Syracuse Central School Dist. Series "A" 5% 6/15/2018                       1,461,458
        1,000M    Red Hook Central School Dist. 5 1/8% 6/15/2017                                    1,058,690
        1,775M    Webster Central School District 5% 6/15/2019                                      1,876,175
                  Yonkers Series "A":
        1,900M         5 3/4% 10/1/2010*                                                            2,040,467
        1,345M         5 1/8% 7/1/2016                                                              1,424,019
        1,410M         5 1/4% 7/1/2017                                                              1,497,913
        1,480M         5 1/4% 7/1/2018                                                              1,567,009
-------------------------------------------------------------------------------------------------------------
                                                                                                   34,217,897
-------------------------------------------------------------------------------------------------------------
                  Health Care--2.7%
                  New York State Dormitory Authority Revenue:
          750M         Health Quest Systems 5 1/4% 7/1/2027                                           783,090
        2,000M         NY Presbyterian Hospital 5 1/4% 2/15/2024                                    2,105,760
        1,320M         United Cerebral Palsy 5 1/8% 7/1/2021                                        1,395,623
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,284,473
-------------------------------------------------------------------------------------------------------------
                  Housing--.8%
        1,250M    New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                 1,262,862
-------------------------------------------------------------------------------------------------------------
                  Transportation--21.6%
                  Metropolitan Transit Authority of New York:
                     Transit Authority Revenue:
                       Series "A":
        2,500M            5% 11/15/2020                                                             2,609,825
        2,500M            5% 11/15/2024                                                             2,642,225
        1,750M            4 3/4% 11/15/2030                                                         1,772,260
        5,000M         Series "B" 5 1/4% 11/15/2022                                                 5,327,550
        2,725M       Transit Dedicated Tax 5 1/8% 11/15/2020                                        2,874,493
        5,100M    New York State Thruway Auth. 5% 1/1/2030                                          5,268,555
        1,500M    New York State Thruway Auth. Hwy. & Bridge Series "A"
                     6% 4/1/2010*                                                                   1,604,445
        5,000M    Port Authority of New York & New Jersey 5% 8/15/2029                              5,241,850
        6,000M    Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                           6,349,260
-------------------------------------------------------------------------------------------------------------
                                                                                                   33,690,463
-------------------------------------------------------------------------------------------------------------
                  Utilities--11.5%
        1,600M    Long Island Power Auth. Elec. Sys. Rev. 5% 12/1/2023                              1,680,192
                  New York City Municipal Water Fin. Auth. Revenue:
        2,750M       6% 6/15/2021                                                                   3,264,663
        7,095M       4 3/4% 6/15/2030                                                               7,171,555
        5,000M    Suffolk County Water Auth. Rev. 6% 6/1/2017                                       5,774,100
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,890,510
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--9.3%
        5,000M    Erie Cnty Indl. Dev. Agy. 5 3/4% 5/1/2026                                         5,559,950
        1,500M    Nassau County Interim Fin. Auth.
                     5 3/4% 11/15/2010*                                                             1,601,055
        4,000M    New York City Edl. Constr. Fd. 5% 4/1/2031                                        4,162,560
        2,185M    New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                             2,306,661
          715M    New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                     7 3/8% 7/1/2016                                                                  827,691
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,457,917
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $146,759,386)                                       98.6%    153,605,009
Other Assets, Less Liabilities                                                            1.4       2,154,882
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $155,759,891
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $146,759,386. Accumulated net unrealized appreciation on investments was $6,845,623, consisting of $6,898,439 gross unrealized appreciation and $52,816 gross unrealized depreciation.


Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
September 30, 2007

---------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                                Value
---------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.5%
                  Certificates of Participation--40.4%
         $400M    Carteret County 5 5/8% 6/1/2020                                                      $423,576
        1,000M    Franklin County Public Facs. Proj. 5% 9/1/2027                                      1,036,350
                  Harnett County:
          500M       5 1/2% 12/1/2010*                                                                  533,825
          500M       5 1/8% 12/1/2023                                                                   528,365
        1,000M    Lincoln County Middle School Proj. 5% 6/1/2022                                      1,053,810
        1,000M    Montgomery County 5% 2/1/2030                                                       1,032,300
        1,255M    Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                      1,345,875
        1,110M    North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                        1,183,660
        1,000M    Onslow County 5% 6/1/2024                                                           1,039,840
          250M    Pitt County 5 1/4% 4/1/2010*                                                          262,532
        1,000M    Sampson County School Improvements 5% 6/1/2023                                      1,053,190
        1,000M    Wilkes County 5% 6/1/2031                                                           1,034,030
---------------------------------------------------------------------------------------------------------------
                                                                                                     10,527,353
---------------------------------------------------------------------------------------------------------------
                  Education--8.6%
        1,000M    Appalachian State University 5% 7/15/2025                                           1,050,550
          230M    Iredell County Public Facs. School Projs. 6% 6/1/2010*                                246,452
          500M    North Carolina Capital Facs. Fin. Agy. (Meredith College)
                     5 1/8% 6/1/2014                                                                    523,280
          400M    University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                              426,352
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,246,634
---------------------------------------------------------------------------------------------------------------
                  General Obligations--4.6%
          500M    Brunswick County 5 3/4% 5/1/2010*                                                     535,855
          400M    Johnston County 5% 6/1/2018                                                           420,816
          220M    Laurinburg Sanitation Swr. 5.3% 6/1/2012                                              224,668
---------------------------------------------------------------------------------------------------------------
                                                                                                      1,181,339
---------------------------------------------------------------------------------------------------------------
                  Health Care--1.6%
          400M    North Carolina Medical Care Community Hosp. Rev.
                     Northeast Med. Ctr. 5 3/8% 11/1/2016                                               421,448
---------------------------------------------------------------------------------------------------------------
                  Transportation--8.1%
        1,000M    Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                   1,058,040
                  Piedmont Triad Airport Authority Revenue:
          500M       5 1/2% 7/1/2009*                                                                   521,805
          500M       5 1/4% 7/1/2016                                                                    527,600
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,107,445
---------------------------------------------------------------------------------------------------------------
                  Utilities--33.6%
        1,000M    Asheville Water Sys. Rev. 5% 8/1/2025                                               1,050,800
          500M    Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                              532,620
        1,080M    Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                               1,152,090
          250M    Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                                265,138
                  Greenville Combined Enterprise Sys. Revenue:
          250M       5 1/2% 9/1/2017                                                                    258,952
          250M       5 1/2% 9/1/2018                                                                    258,917
        1,000M    High Point Enterprise Sys. Rev. 5% 11/1/2024                                        1,048,510
        1,000M    Mooresville Enterprise Sys. Rev. 5% 5/1/2025                                        1,044,360
        1,000M    North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018             1,061,460
        1,000M    Shelby Enterprise Sys. Rev. 5% 5/1/2022                                             1,043,190
        1,000M    Union County Enterprise Sys. Rev. 5% 6/1/2029                                       1,034,280
---------------------------------------------------------------------------------------------------------------
                                                                                                      8,750,317
---------------------------------------------------------------------------------------------------------------
                  Other Revenue--1.6%
          250M    Cumberland County Finance Corp. Installment Pmt. Rev.
                     (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                    260,765
          140M    Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010                  140,959
---------------------------------------------------------------------------------------------------------------
                                                                                                        401,724
---------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,999,055)                                           98.5%    25,636,260
Other Assets, Less Liabilities                                                               1.5        403,951
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.00%   $26,040,211
===============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $24,999,055. Accumulated net unrealized appreciation on investments was $637,205, consisting of $637,308 gross unrealized appreciation and $103 gross unrealized depreciation.


Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
September 30, 2007

------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                             Value
------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.8%
                  Education--18.6%
       $1,200M    Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020          $1,283,208
        1,000M    Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                         1,042,980
        1,000M    University Akron Gen. Receipts 6% 1/1/2010*                                      1,062,250
        1,000M    University Dayton Higher Education Facility 5% 12/1/2030                         1,039,420
------------------------------------------------------------------------------------------------------------
                                                                                                   4,427,858
------------------------------------------------------------------------------------------------------------
                  General Obligations--74.8%
        1,000M    Adams County Valley Local School District 7% 12/1/2015                           1,143,620
        1,000M    Akron-Summit County Public Library 5% 12/1/2018                                  1,046,160
          500M    Avon Local School District 6 1/2% 12/1/2015                                        591,240
        1,000M    Beaver Creek Local School District 6.6% 12/1/2015                                1,150,550
        1,000M    Central Solid Waste Auth. 5% 12/1/2022                                           1,047,090
        1,000M    Cleveland Municipal School District 5 1/4% 12/1/2023                             1,065,780
        1,000M    Dublin City School Dist. Fac. Construction & Improvement
                     5% 12/1/2021                                                                  1,047,950
        1,000M    Fairfield County 5% 12/1/2025                                                    1,046,550
        1,000M    Gallia County Local School District 4 3/4% 12/1/2024                             1,017,710
        1,210M    Greene County 5 1/4% 12/1/2030                                                   1,286,327
          655M    Jefferson County Jail Construction 5 3/4% 12/1/2019                                758,326
        1,125M    Jefferson Local School District (Madison Cnty.) 5% 12/1/2025                     1,175,850
        1,000M    Licking County Joint Voc. School District 5% 12/1/2020                           1,043,320
        1,300M    Lorain 5 1/2% 12/1/2018                                                          1,403,246
        1,000M    New Albany Capital Facilities 5% 12/1/2026                                       1,043,680
          145M    Shaker Heights City School District 7.1% 12/15/2010                                152,497
        1,195M    Westerville 5% 12/1/2024                                                         1,259,183
          500M    Youngstown 6% 12/1/2010*                                                           541,240
------------------------------------------------------------------------------------------------------------
                                                                                                  17,820,319
------------------------------------------------------------------------------------------------------------
                  Health Care--2.2%
          500M    Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                       5 1/2% 9/1/2011                                                               510,630
------------------------------------------------------------------------------------------------------------
                  Utilities--2.2%
          500M    Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                     526,650
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,367,743)                                                 23,285,457
------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS- .4%
          100M    Cuyahoga County Hosp. Rev. (Univ. Hosp. Cleveland)
                       Adjustable Rate Note 4.13% ** (cost $100,000)                                 100,000
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,467,743)                                  98.2%    23,385,457
Other Assets, Less Liabilities                                                            1.8        432,947
------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $23,818,404
============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $22,467,743. Accumulated net unrealized appreciation on investments was $917,714 consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--97.7%
                  Certificates of Participation--7.4%
                  Oregon State Dept. of Administrative Services:
         $500M       5 1/4% 5/1/2017                                                                 $530,830
        1,000M       5% 5/1/2021                                                                    1,054,090
        1,000M       5% 11/1/2030                                                                   1,040,380
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,625,300
-------------------------------------------------------------------------------------------------------------
                  Education--10.2%
          200M    Chemeketa Community College District 6.4% 7/1/2009                                  200,236
        1,250M    Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                 1,318,950
                  Oregon State Facs. Authority Revenue:
        1,000M       College in Student Housing Proj. 5% 7/1/2035                                   1,030,340
        1,000M       Williamette Univ. Proj. 5 1/8% 10/1/2025                                       1,061,570
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,611,096
-------------------------------------------------------------------------------------------------------------
                  General Obligations--56.4%
                  Clackamas Community College District:
        1,290M       5% 5/1/2023                                                                    1,357,003
        1,000M       5% 5/1/2024                                                                    1,049,740
        1,500M    Clackamas County 5% 6/1/2023                                                      1,585,860
        1,000M    Columbia Gorge Community College 5% 6/15/2023                                     1,049,420
        1,000M    Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024                             1,023,360
        1,055M    Gresham 5 3/8% 6/1/2017                                                           1,131,836
          635M    Jefferson County School District #509J 5 1/4% 6/15/2019                             672,852
          245M    La Grande 5 5/8% 6/1/2011                                                           245,853
          100M    Linn County School District #55, 5 1/2% 6/15/2011*                                  106,700
        1,000M    Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035                             1,021,150
        1,000M    Oregon State Board Of Higher Education Series "A"
                     5% 8/1/2029                                                                    1,042,670
        1,000M    Oregon State Local Govts. 5% 12/1/2023                                            1,054,810
          760M    Polk Marion & Benton Counties School District #13J
                     5 5/8% 6/15/2010*                                                                800,819
        1,000M    Rogue Community College District 5% 6/15/2024                                     1,049,420
                  Southwestern Community College District:
          600M       6.05% 6/1/2010*                                                                  638,208
        1,000M       5% 6/1/2015*                                                                   1,083,210
        1,765M    Tillamook & Yamhill Counties School District #101, 5% 6/15/2025                   1,847,514
          400M    Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                    436,932
          600M    Washington and Clackamas Counties School District #23 (Tigard)
                     5 1/4% 6/1/2016                                                                  662,268
        1,000M    Washington County 5% 6/1/2024                                                     1,053,070
        1,000M    Yamhill County School Dist #40, 5% 6/15/2023                                      1,057,420
-------------------------------------------------------------------------------------------------------------
                                                                                                   19,970,115
-------------------------------------------------------------------------------------------------------------
                  Transportation--4.5%
        1,000M    Oregon State Department Trans. Hwy. User Tax Rev.
                     5% 11/15/2028                                                                  1,045,380
          500M    Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*                           536,190
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,581,570
-------------------------------------------------------------------------------------------------------------
                  Utilities--14.4%
          440M    Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*                 466,479
          600M    Eugene Water Utility System 5.8% 8/1/2010*                                          636,480
          250M    Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                          250,238
                  Portland Sewer System Revenue:
          300M       Series "A" 5 1/4% 6/1/2020                                                       318,969
        2,000M       Series "B" 5% 6/15/2027                                                        2,087,300
        1,000M    Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                1,065,380
          250M    Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                               274,370
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,099,216
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--4.8%
          500M    Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                       521,135
                  Portland Urban Renewal & Redevelopment:
          405M       Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                    426,250
          700M       South Parks Blocks Series "A" 5 3/4% 6/15/2017                                   744,520
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,691,905
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,828,035)                                                  34,579,202
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
           400M   Puerto Rico Commonwealth Govt. Dev. Bank
                     Adjustable Rate Note 3.62%** (cost $400,000)                                     400,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $34,228,035)                                  98.8%     34,979,202
Other Assets, Less Liabilities                                                            1.2         406,802
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $35,386,004
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $34,228,035. Accumulated net unrealized appreciation on investments was $751,167 consisting of $772,522 gross unrealized appreciation and $21,355 gross unrealized depreciation.


Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
September 30, 2007

------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                             Value
------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--98.9%
                  Education--5.9%
       $1,000M    Pennsylvania State Higher Educ. Assistance Agy.
                     6 1/8% 12/15/2010*                                                           $1,075,930
        1,410M    Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                     5 1/2% 6/15/2014                                                              1,476,411
------------------------------------------------------------------------------------------------------------
                                                                                                   2,552,341
------------------------------------------------------------------------------------------------------------
                  General Obligations--42.6%
        1,000M    Bedford County 5% 9/1/2028                                                       1,038,330
        1,000M    Bensalem Twp. 5% 6/1/2026                                                        1,047,170
        1,000M    Bensalem Twp. School Dist. 5 1/4% 6/15/2025                                      1,076,280
        1,500M    Bentworth School District 5% 3/15/2028                                           1,567,215
        2,500M    Catasauqua Area School District 5% 2/15/2026                                     2,602,150
        1,000M    Chambersburg School District 5% 3/1/2024                                         1,036,370
        1,000M    Jim Thorpe School District 5% 3/15/2027                                          1,042,250
        1,065M    Mifflin County 5 1/2% 9/1/2020                                                   1,127,803
        1,000M    Montour School District 5% 4/1/2032                                              1,037,500
        2,000M    Northeastern York School District 5% 4/1/2029                                    2,078,140
        1,000M    Owen J. Roberts School District 5% 5/15/2023                                     1,050,650
        1,000M    Pennsbury School District 5% 8/1/2025                                            1,043,380
          385M    Philadelphia 6% 11/15/2014                                                         385,658
        1,085M    Pittsburgh 5 1/2% 9/1/2014                                                       1,147,550
        1,000M    Radnor Twp. School District 5% 2/15/2032                                         1,030,370
------------------------------------------------------------------------------------------------------------
                                                                                                  18,310,816
------------------------------------------------------------------------------------------------------------
                  Health Care--6.2%
        1,000M    Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                     5.7% 10/1/2014                                                                1,070,190
          510M    Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                     5 1/2% 5/15/2013                                                                516,110
        1,000M    Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                     5.7% 11/15/2011 +                                                             1,065,450
------------------------------------------------------------------------------------------------------------
                                                                                                   2,651,750
------------------------------------------------------------------------------------------------------------
                  Transportation--7.4%
        1,620M    Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                           1,701,243
        1,375M    Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022                     1,473,079
------------------------------------------------------------------------------------------------------------
                                                                                                   3,174,322
------------------------------------------------------------------------------------------------------------
                  Utilities--19.5%
        1,000M    Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/01/2024                         1,050,770
        1,325M    Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                            1,409,230
        1,000M    Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2014*             1,042,030
        1,000M    Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                       1,059,270
        1,000M    New Castle Sanitation Auth. Swr. 5% 6/1/2024                                     1,023,430
        2,500M    Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                              2,780,600
------------------------------------------------------------------------------------------------------------
                                                                                                   8,365,330
------------------------------------------------------------------------------------------------------------
                  Other Revenue--17.3%
        1,000M    Penn. State Tpk. Oil Franchise Tax Rev. Series "A" 5% 12/1/2024                  1,040,220
                  Philadelphia Auth. Indl. Dev. Lease Revenue:
        1,000M       5 1/2% 10/1/2014                                                              1,076,840
        1,000M       5 1/2% 10/1/2016                                                              1,074,140
        1,000M    Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                     5 1/2% 12/1/2019                                                              1,084,230
                  Philadelphia Redev. Neighborhood Transformation Series "A":
        1,000M       5 1/2% 4/15/2016                                                              1,073,610
        1,000M       5 1/2% 4/15/2019                                                              1,068,020
        1,000M    Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014           1,001,300
------------------------------------------------------------------------------------------------------------
                                                                                                   7,418,360
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $41,001,649)                                                 42,472,919
------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--.2%
           100M   Delaware Cnty. Indl. Dev. Auth. Rev. Bond
                     Adjustable Rate Note 4.11%**(cost $100,000)                                     100,000
------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $41,101,649)                                  99.1%    42,572,919
Other Assets, Less Liabilities                                                             .9        368,455
------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%   $42,941,374
============================================================================================================


  At September 30, 2007, the cost of municipal investments for federal income tax purposes was $41,101,649. Accumulated net unrealized appreciation on investments was $1,471,270, consisting entirely of gross unrealized appreciation.

+ Payments of principal and interest is being made by Municipal Bond
  Investors Assurance Insurance Corporation, the provider of the credit support.


Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
September 30, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount    Security                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS--96.9%
                  Certificates of Participation--3.1%
       $1,000M    Prince Williams County 5% 9/1/2022                                               $1,051,330
-------------------------------------------------------------------------------------------------------------
                  General Obligations--22.3%
        1,000M    Hampton 5 3/4% 2/1/2010*                                                          1,067,340
        1,065M    Harrisonburg Public Safety & Steam Plant Series "A"
                     5% 7/15/2020                                                                   1,120,646
        1,000M    Manassas Park 5% 4/1/2025                                                         1,051,700
        1,000M    Portsmouth 5% 4/1/2027                                                            1,045,090
        1,000M    Richmond 5 1/2% 1/15/2017                                                         1,063,660
        1,000M    Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                  1,066,160
        1,000M    Waynesboro 5% 1/15/2034                                                           1,046,810
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,461,406
-------------------------------------------------------------------------------------------------------------
                  Health Care--6.6%
                  Roanoke Industrial Development Authority:
        1,000M       Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                1,066,400
        1,000M       Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                   1,150,540
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,216,940
-------------------------------------------------------------------------------------------------------------
                  Transportation--5.0%
        1,585M    Norfolk Airport Auth. 5 3/8% 7/1/2015                                             1,682,636
-------------------------------------------------------------------------------------------------------------
                  Utilities--23.6%
          800M    Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                          907,672
        1,220M    Newport News Water Rev. 4 3/4% 6/1/2025                                           1,245,535
        1,000M    Norfolk Water Rev. 5 7/8% 11/1/2015                                               1,001,740
          500M    Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                         530,170
        1,000M    Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                     1,051,770
                  Spotsylvania County Water & Sewer Revenue:
        1,000M       5% 6/1/2026                                                                    1,049,220
        1,000M       5% 6/1/2027                                                                    1,047,550
        1,000M    Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                       1,050,340
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,883,997
-------------------------------------------------------------------------------------------------------------
                  Other Revenue--36.3%
        1,000M    Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031                        1,064,560
        1,000M    Culpeper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026                        1,040,590
          500M    Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                     5 5/8% 11/1/2015                                                                 530,510
        1,000M    Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2012*                     1,076,320
        1,000M    Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*                       1,084,150
        1,000M    Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                                 1,034,310
        1,020M    Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5% 3/15/2026                           1,066,073
        1,000M    Riverside Regl. Jail Auth. 5% 7/1/2028                                            1,041,430
                  Southwest Regional Jail Authority Revenue:
        1,000M       5 1/8% 9/1/2021                                                                1,053,820
        1,000M       5 1/8% 9/1/2022                                                                1,050,610
                  Stafford County Indl. Dev. Authority Revenue:
        1,000M       5% 8/1/2026                                                                    1,042,700
        1,000M       5 1/4% 8/1/2031                                                                1,066,080
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,151,153
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,460,700)                                                  32,447,462
-------------------------------------------------------------------------------------------------------------
                  SHORT-TERM TAX EXEMPT INVESTMENTS--1.5%
           500M   Virginia College Bldg. Auth. (21st Century College)
                       Adjustable Rate Note 4.02%** (cost $500,000)                                   500,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $31,960,700)                                   98.4%    32,947,462
Other Assets, Less Liabilities                                                             1.6        536,043
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $33,483,505
=============================================================================================================


At September 30, 2007, the cost of municipal investments for federal income tax purposes was $31,960,700. Accumulated net unrealized appreciation on investments was $986,762, consisting of $1,008,644 gross unrealized appreciation and $21,882 gross unrealized depreciation.

FOOTNOTES

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2007.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corporation
CO     Corporate Obligor
COP    Certificate of Participation
CP     Commercial Paper
FSA    Financial Security Assurance
GO     General Obligation
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Insurance Corporation
VR     Variable Rate Securities

1. Security valuation--The Tax Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

2. Derivatives--The Funds, other than the Tax Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right
(1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statement of Operations. There were no inverse floaters outstanding as of September 30, 2007.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of September 30, 2007.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2007